Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended				5 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating Expenses
General and administrative	$ 16,309		$ 17,579			$ 27,428	$ 90,682	$ 126,399	$ 80,289
Professional fees	2,095,727		877,149			2,288,556	1,672,295	2,069,876	268,620
Market and regulation costs	44,595		19,691			82,188	33,022	170,441	132,221
Compensation	172,547		176,360			313,491	345,323	612,735	396,321
Amortization and depreciation	100,859		95,851			208,454	190,695	379,887	283,295
Research and development	52,694		135,799			113,955	263,388	302,808	106,378
Total operating expense	2,482,731		1,322,429			3,034,072	2,595,405	3,662,146	1,267,124
Operating loss	(2,482,731)		(1,322,429)		$ 2,665,162	(3,034,072)	(2,595,405)	(3,662,146)	(1,267,124)
Other income (expense)
Interest income	402		460			854	626	1,554	4,562
Gain on debt settlement			5,000				5,000
Interest expense	(30,420)		(3,004)			(445,264)	(7,804)	(65,316)	(43,342)
Gain on change in fair value of warrant derivative liability	275,178					251,287
Foreign currency transaction loss	(121,307)		(7,149)			(162,014)	(13,814)	(47,842)	(5,878)
Total other income (expense)	123,853		(4,693)			(355,137)	(15,992)	(31,341)	135,315
Net loss before income tax	(2,358,878)		(1,327,122)			(3,389,209)	(2,611,397)	(3,693,487)	(1,131,809)
Provision for income tax
Net loss after income tax	(2,358,878)	$ (1,030,331)	(1,327,122)	$ (1,284,275)		(3,389,209)	(2,611,397)	(3,693,487)	(1,131,809)
Other comprehensive income (loss)
Foreign currency translation gain	47,306		6,394			60,679	27,353	23,151	(31,054)
Total other comprehensive income (loss)	47,306	$ 13,373	6,394	$ 20,959		60,679	27,353	23,151	(31,054)
Net comprehensive loss	$ (2,311,572)		$ (1,320,728)			$ (3,328,530)	$ (2,584,044)	$ (3,670,336)	$ (1,162,863)
Net loss per common share, basic and diluted	$ (0.02)		$ (0.01)			$ (0.02)	$ (0.02)	$ (0.03)	$ (0.01)
Weighted average number of common shares outstanding, basic and diluted	141,753,945		140,102,076			141,124,825	140,102,076	137,655,505	129,096,608